UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02349
Morgan Stanley Income Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036 (Address of principal executive offices)	(Zip code)
Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: September 30, 2008
Date of reporting period: June 30, 2008
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.
Portfolio of Investments June 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Corporate Bonds (90.0%)
	Accident & Health Insurance (0.3%)
$445	Travelers Cos Inc.	5.80%	05/15/18	$433,766

	Advertising/Marketing Services (0.1%)
175	Interpublic Group of Companies, Inc. (The)	6.25	11/15/14	152,250

	Aerospace & Defense (0.3%)
485	Systems 2001 Asset Trust - 144A (Cayman Islands) (a)	6.664	09/15/13	492,699

	Airlines (0.2%)
361	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	328,299

	Auto Parts: O.E.M. (0.2%)
410	ArvinMeritor, Inc.	8.75	03/01/12	362,850

	Beverages: Alcoholic (0.6%)
210	Anheuser-Busch Companies, Inc.	5.50	01/15/18	197,299
780	FBG Finance Ltd. - 144A (Australia) (a)	5.125	06/15/15	737,286

				934,585

	Biotechnology (1.1%)
375	Amgen Inc.	5.85	06/01/17	369,995
1,290	Biogen Idec Inc.	6.875	03/01/18	1,323,693

				1,693,688

	Broadcasting (0.4%)
570	Grupo Televisa S.A. - 144A (a)	6.00	05/15/18	557,198

	Cable/Satellite TV (4.6%)
1,355	Comcast Cable Communications, Inc.	6.75	01/30/11	1,404,574
1,740	Comcast Cable Communications, Inc.	7.125	06/15/13	1,836,297
30	Comcast Corp.	5.70	05/15/18	28,514
2,310	Comcast Corp.	6.50	01/15/15	2,348,801
125	DIRECTV Holdings LLC/DIRECTV Financing Co.	6.375	06/15/15	117,812
580	DIRECTV Holdings LLC/DIRECTV Financing Co. - 144A (a)	7.625	05/15/16	574,200
570	EchoStar DBS Corp.	6.375	10/01/11	551,475
45	Echostar DBS Corp.	6.625	10/01/14	41,737

				6,903,410

	Chemicals: Agricultural (0.1%)
225	Monsanto Co.	5.125	04/15/18	221,080

	Computer Processing Hardware (0.5%)
785	Dell Inc. - 144A (a)	5.65	04/15/18	758,902

	Data Processing Services (0.5%)
720	Fiserv, Inc.	6.80	11/20/17	729,630

	Department Stores (0.9%)
1,450	General Electric Capital Corp.	5.625	05/01/18	1,404,832

	Discount Stores (0.1%)
145	Target Corp.	6.50	10/15/37	139,932

	Drugstore Chains (1.0%)
65	CVS Caremark Corp.	5.75	06/01/17	64,041
495	CVS Corp.	5.75	08/15/11	507,541
942	CVS Lease Pass Through - 144A (a)	6.036	12/10/28	876,978

				1,448,560

	Electric Utilities (12.8%)
760	AES Corp. (The) - 144A (a)	8.00	06/01/20	737,200
3,085	Arizona Public Service Co.	5.80	06/30/14	2,934,770
2,105	Carolina Power & Light Co.	5.125	09/15/13	2,120,495
285	CenterPoint Energy Resources Corp.	6.25	02/01/37	253,672
305	CenterPoint Energy Resources Corp. (Series B)	7.875	04/01/13	326,827
1,000	Consumers Energy Co.	4.00	05/15/10	992,952
835	Duquesne Light Co. (Series O)	6.70	04/15/12	874,193
710	E.ON International Finance BV - 144A (a)	5.80	04/30/18	697,801
400	Enel Finance International - 144A (Luxembourg) (a)	5.70	01/15/13	404,903
1,545	Exelon Corp.	6.75	05/01/11	1,588,237

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
215	Indianapolis Power & Light Co. - 144A (a)	6.30		07/01/13	221,846
810	Israel Electric Corp. Ltd. - 144A (a)	7.25		01/15/19	828,332
250	Nevada Power Co.	8.25		06/01/11	270,049
1,565	Ohio Edison Co.	6.40		07/15/16	1,563,689
1,310	Ohio Power Company (Series K)	6.00		06/01/16	1,301,547
500	Pacific Gas & Electric Co.	5.625		11/30/17	498,960
475	PPL Energy Supply LLC	6.50		05/01/18	464,748
185	Public Service Electric & Gas Co. (Series B)	5.00		01/01/13	186,027
570	Texas Eastern Transmission	7.00		07/15/32	572,954
430	Union Electric Co.	6.40		06/15/17	429,894
1,800	Virginia Electric Power Co.	5.95		09/15/17	1,812,100
					19,081,196

	Electrical Products (0.5%)
785	Cooper Industries, Inc.	5.25		11/15/12	789,050

	Electronic Components (0.4%)
635	Philips Electronics N.V.	5.75		03/11/18	623,263

	Electronic Equipment/Instruments (0.8%)
1,165	Xerox Corp.	6.35		05/15/18	1,152,052

	Electronic Production Equipment (0.5%)
810	KLA Instruments Corp.	6.90		05/01/18	795,491

	Finance/Rental/Leasing (1.9%)
555	Capital One Financial Corp.	6.75		09/15/17	550,839
1,315	Capmark Financial Group Inc. - 144A (a)	5.875		05/10/12	928,351
450	Capmark Financial Group Inc. - 144A (a)	6.30		05/10/17	291,321
840	CIT Group, Inc.	5.65		02/13/17	580,368
600	Countrywide Financial Corp.	6.25		05/15/16	535,006

					2,885,885

	Financial Conglomerates (2.3%)
510	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	456,184
170	Citigroup Inc.	5.875		05/29/37	145,017
765	Citigroup Inc. (Series E)	8.40		04/29/49	728,173
830	JPMorgan Chase & Co.	4.75		05/01/13	807,502
930	JPMorgan Chase & Co.	6.75		02/01/11	965,833
285	Prudential Financial, Inc. (Series D)	6.625		12/01/37	269,866

					3,372,575

	Food Retail (0.9%)
901	Delhaize America, Inc.	9.00		04/15/31	1,063,466
280	Kroger Co. (The)	5.00		04/15/13	275,705

					1,339,171

	Food: Major Diversified (2.0%)
800	ConAgra Foods, Inc.	7.00		10/01/28	825,821
670	ConAgra Foods, Inc.	8.25		09/15/30	778,247
645	Kraft Foods Inc.	6.00		02/11/13	652,307
800	Kraft Foods Inc.	6.125		02/01/18	779,050

					3,035,425

	Food: Meat/Fish/Dairy (0.3%)
130	Pilgrim’s Pride Corp.	7.625		05/01/15	107,575
345	Smithfield Foods, Inc. (Series B)	8.00		10/15/09	345,000

					452,575

	Foods & Beverages (0.3%)
455	Dr. Pepper Snapple Group, Inc. - 144A (a)	6.82		05/01/18	457,688

	Gas Distributors (2.5%)
285	DCP Midstream LLC - 144A (a)	6.75		09/15/37	270,798
675	Equitable Resources Inc.	6.50		04/01/18	677,182
745	NiSource Finance Corp.	3.208	(b)	11/23/09	724,482
460	NiSource Finance Corp.	6.80		01/15/19	451,934
790	NiSource Finance Corp.	7.875		11/15/10	819,681
790	Questar Market Resources, Inc.	6.80		04/01/18	773,248

					3,717,325

	Home Building (0.1%)
240	Pulte Homes, Inc.	6.375		05/15/33	187,200

	Home Improvement Chains (2.4%)
1,455	Home Depot Inc. (The)	2.901	(b)	12/16/09	1,417,657
2,390	Home Depot Inc. (The)	5.40		03/01/16	2,197,975
					3,615,632

	Hospital/Nursing Management (0.2%)
245	Tenet Healthcare Corp.	7.375		02/01/13	231,525

	Hotels/Resorts/Cruiselines (0.3%)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE
535	Starwood Hotels & Resorts Worldwide, Inc.	6.75		05/15/18		505,425

	Industrial Conglomerates (0.8%)
865	General Electric Co.	5.25		12/06/17		833,071
360	Honeywell International Inc.	5.30		03/01/18		355,293
						1,188,364

	Industrial Specialties (0.5%)
765	COX Communications Inc.	6.25		06/01/18		748,146

	Insurance Brokers/Services (1.8%)
1,170	Catlin Insurance Co., Ltd. - 144A (Bahamas) (a)	7.249	(b)	(d	)	855,249
450	Farmers Exchange Capital - 144A (a)	7.05		07/15/28		412,397
1,330	Farmers Insurance Exchange - 144A (a)	8.625		05/01/24		1,394,090

						2,661,736

	Integrated Oil (1.4%)
1,125	Marathon Oil Corp.	6.00		10/01/17		1,120,543
1,030	Petro-Canada (Canada)	5.95		05/15/35		907,826

						2,028,369

	Investment Banks/Brokers (1.9%)
530	Bear Stearns Companies Inc. (The)	6.40		10/02/17		524,643
400	Goldman Sachs Group Inc. (The)	6.15		04/01/18		388,763
390	Goldman Sachs Group Inc. (The)	6.75		10/01/37		357,826
315	Lehman Brothers Holdings, Inc.	5.75		01/03/17		278,427
835	Lehman Brothers Holdings, Inc.	6.875		07/17/37		720,817
555	Merrill Lynch & Co. (Series C)	6.875		04/25/18		529,128

						2,799,604

	Major Banks (3.9%)
1,190	Bank of America Corp.	5.65		05/01/18		1,113,012
535	Bank of America Corp.	5.75		12/01/17		503,318
445	Bank of New York Mellon Corp. (Series G)	4.50		04/01/13		434,247
245	Barclays Bank Plc. - 144A (United Kingdom) (a)	6.05		12/04/17		240,573
1,805	Credit Suisse New York (CH)	6.00		02/15/18		1,741,184
795	HBOS Plc. - 144A (a)	6.75		05/21/18		761,653
1,115	Wachovia Capital Trust III	5.80	(b)	(c	)	758,627
315	Wells Fargo & Co. (a)	5.625		12/11/17		305,325

						5,857,939

	Major Telecommunications (9.1%)
1,465	AT&T Corp.	8.00	(b)	11/15/31		1,686,592
935	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	(b)	06/15/30		1,075,606
1,130	France Telecom S.A. (France)	8.50	(b)	03/01/31		1,371,583
1,525	SBC Communications, Inc.	6.15		09/15/34		1,429,378
2,095	Sprint Capital Corp.	8.75		03/15/32		2,000,306
320	Sprint Nextel Corp.	6.00		12/01/16		275,634
1,405	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10		1,386,618
1,690	Telecom Italia Capital SA (Luxembourg)	4.95		09/30/14		1,548,800
1,380	Telefonica Europe BV (Netherlands)	8.25		09/15/30		1,588,496
840	Verizon Communications Inc.	5.50		02/15/18		800,565
405	Verizon New England Inc.	6.50		09/15/11		416,562

						13,580,140

	Managed Health Care (0.2%)
320	Unitedhealth Group Inc.	6.00		02/15/18		310,102

	Media Conglomerates (6.8%)
1,110	News America Inc. - 144A (a)	6.65		11/15/37		1,087,281
465	Thomson Reuters Corp.	6.50		07/15/18		464,206
1,865	Time Warner Cable, Inc.	6.75		07/01/18		1,880,750
2,005	Time Warner, Inc.	2.915	(b)	11/13/09		1,949,065
2,090	Time Warner, Inc.	5.875		11/15/16		1,973,957
1,350	Viacom, Inc.	6.875		04/30/36		1,271,543
1,535	Vivendi - 144A (a)	6.625		04/04/18		1,526,318

						10,153,120

	Medical Specialties (1.8%)
455	Baxter International Inc.	4.625		03/15/15		433,593
215	Baxter International Inc.	5.375		06/01/18		212,869
685	Covidien International Finance SA - 144A (a)	6.00		10/15/17		694,509
1,330	Hospira, Inc.	3.176	(b)	03/30/10		1,290,006

						2,630,977

	Motor Vehicles (0.9%)
675	DaimlerChrysler North American Holdings Co.	8.50		01/18/31		782,554
535	Harley-Davidson Funding Corp. - 144A (a)	6.80		06/15/18		529,540

						1,312,094

	Multi-Line Insurance (0.8%)
1,170	AIG SunAmerica Global Financing VI - 144A (a)	6.30		05/10/11		1,188,973
750	Two-Rock Pass Through - 144A (Bahamas) (a)	3.656		(d	)	75,937

						1,264,910

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE
	Oil & Gas Pipelines (4.4%)
443	Colorado Interstate Gas Co.	6.80		11/15/15		454,720
2,685	Enterprise Products Operating L.P. (Series B)	5.60		10/15/14		2,633,655
190	Gaz Capital - 144A (a)	6.51		03/07/22		171,000
415	Kinder Morgan Energy Partners, L.P.	5.85		09/15/12		418,872
1,095	Kinder Morgan Finance Co. (Canada)	5.70		01/05/16		980,025
1,010	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36		964,064
480	TransCanada Pipelines Ltd. (Canada)	6.20		10/15/37		441,406
470	Transcontinental Gas Pipe Line Corp. (Series B)	8.875		07/15/12		522,875

						6,586,617

	Oil & Gas Production (2.1%)
385	Chesapeake Energy Corp.	7.625		07/15/13		387,887
1,270	EnCana Corp. (Canada)	6.50		02/01/38		1,260,345
250	Husky Oil Ltd. (Canada)	8.90		08/15/28		251,406
210	Newfield Exploration Co.	7.125		05/15/18		200,025
1,020	XTO Energy, Inc.	5.50		06/15/18		975,910

						3,075,573

	Oilfield Services/Equipment (0.6%)
850	Weatherford International Ltd.	6.35		06/15/17		862,407

	Other Metals/Minerals (1.4%)
1,030	Brascan Corp. (Canada)	7.125		06/15/12		1,040,983
965	Rio Tinto Finance (USA) Ltd.	6.50		07/15/18		969,695

						2,010,678

	Packaged Software (0.5%)
775	Oracle Corp.	5.75		04/15/18		775,772

	Paper & Forest Products (0.5%)
685	Nine Dragons Paper Holdings Ltd. - 144A (a)	7.875		04/29/13		673,204

	Pharmaceuticals: Major (1.3%)
555	AstraZeneca PLC	5.90		09/15/17		569,881
1,035	GlaxoSmithKline Capital Inc.	5.65		05/15/18		1,032,979
285	Wyeth	5.45		04/01/17		281,565
70	Wyeth	5.50		02/15/16		70,461

						1,954,886

	Property — Casualty Insurers (2.2%)
545	ACE INA Holdings Inc.	5.60		05/15/15		525,595
790	Berkshire Hathaway Finance Corp. - 144A (a)	5.40		05/15/18		791,066
135	Chubb Corp. (The)	5.75		05/15/18		131,086
1,400	Mantis Reef Ltd. - 144A (Cayman Islands) (a)	4.692		11/14/08		1,394,763
500	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17		470,468

						3,312,978

	Railroads (0.5%)
800	Union Pacific Corp.	5.45		01/31/13		802,936

	Real Estate Development (0.5%)
642	World Financial Properties - 144A (a)	6.91		09/01/13		642,028
144	World Financial Properties - 144A (a)	6.95		09/01/13		143,323

						785,351

	Real Estate Investment Trusts (1.0%)
1,485	iStar Financial Inc.	3.027		03/09/10		1,258,967
205	Prologis	6.625		05/15/18		202,297
						1,461,264

	Restaurants (0.6%)
760	Tricon Global Restaurants, Inc.	8.875		04/15/11		821,991

	Savings Banks (2.2%)
1,975	Sovereign Bancorp, Inc.	2.829	(b)	03/23/10		1,766,479
1,455	Washington Mutual Inc.	8.25		04/01/10		1,288,170
300	Washington Mutual PFD IV - 144A (a)	9.75	(b)	(c	)	236,584

						3,291,233

	Services to the Health Industry (0.8%)
1,115	Medco Health Solutions, Inc.	7.125		03/15/18		1,159,947

	Specialty Steels (0.3%)
440	GTL Trade Finance Inc. - 144A (a)	7.25		10/20/17		442,795

	Steel (0.7%)
660	ArcelorMittal - 144A (a)	6.125		06/01/18		646,169
335	Evraz Group SA - 144A (a)	9.50		04/24/18		337,512

						983,681

	Telecommunication Equipment (0.1%)
135	Corning Inc.	7.25		08/15/36		137,353

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Tobacco (0.8%)
895	Philip Morris International Inc.	5.65		05/16/18	871,526
345	Reynolds American Inc.	6.50		07/15/10	351,900

					1,223,426

	Wireless Telecommunications (0.2%)
310	VIP Finance Ireland Ltd. - 144A (a)	9.125		04/30/18	305,448

	Total Corporate Bonds (Cost $140,140,636)				134,006,200

	Asset-Backed Securities (0.8%)
	Finance/Rental/Leasing
550	Capital One Multi-Asset Execution Trust 2007-A7 A7	5.75		07/15/20	538,463
600	Discover Card Master Trust 2007-A1 A1	5.65		03/16/20	577,101

	Total Asset-Backed Securities (Cost $1,148,737)				1,115,564

NUMBER OF
SHARES
	Non-Convertible Preferred Stock (0.5%)
	Major Banks
31,050	U.S. Bancorp (Series D) (Cost $780,907)				788,049

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE
	Foreign Government Obligation (0.5%)
MXN 7,735	Mexican Fixed Rate Bonds (Series M20) (Mexico) (Cost $787,507)	9.50%		12/18/14	768,017

	Collateralized Mortgage Obligations (0.2%)
$467	American Home Mortgage Assets 2007-5 A3	2.783	(b)	06/25/47	181,095
472	Countrywide Alternative Loan Trust 2005-51 B1	3.482	(b)	11/20/35	28,299
323	Countrywide Alternative Loan Trust 2005-81 M1	3.183	(b)	02/25/37	24,833
200	Countrywide Alternative Loan Trust 2006-0A16 M4	3.003	(b)	10/25/46	8,875
225	Harborview Mortgage Loan Trust 2006-8 B4	3.031	(b)	08/21/36	12,234
400	Lehman XS Trust 2007-4N M4	3.483	(b)	03/25/47	14,003
199	Luminent Mortgage Trust 2006-5 B1	2.843	(b)	07/25/36	11,827
425	Master Adjustable Rate Mortgages Trust	3.333	(b)	05/25/47	10,625

	Total Collateralized Mortgage Obligations (Cost $2,134,285)				291,791

NUMBER OF
SHARES
	Convertible Preferred Stock (0.1%)
4,000	Federal National Mortgage Assoc. $4.375 (Cost $200,000)				153,200

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE
	Short-Term Investments (5.7%)
	U.S. Government Obligations (f) (1.5%)
$510	U.S. Treasury Bills	1.545%		10/09/08	507,811
1,650	U.S. Treasury Bills (e)	1.60		10/09/08	1,642,667

	Total U.S. Government Obligations (Cost $2,150,220)				2,150,478

NUMBER OF
SHARES (000)
	Investment Company (g) (4.2%)
6,263	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (h) (Cost $6,262,993)				6,262,993

	Total Short-Term Investments (Cost $8,413,213)				8,413,471

	Total Investments (Cost $153,605,285) (i) (j)			97.8%	145,536,292
	Other Assets in Excess of Liabilities			2.2	3,289,278

	Net Assets			100.0%	$148,825,570

MXN	Mexican New Peso.

(a)	Resale is restricted to qualified institutional investors.

(b)	Floating rate security. Rate shown is the rate in effect at June 30, 2008.

(c)	Security issued with perpetual maturity.

(d)	Foreign issued security with perpetual maturity.

(e)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $677,597.

(f)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(g)	The fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(h)	Includes cash in the amount of $4,390,000 designated as collateral in connection with open swap contracts.

(i)	Securities have been designated as collateral in amount equal to $91,853,795 in connection with open futures and swap contracts.

(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at June 30, 2008

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

68	Long	U.S. Treasury Note 2 Year, September 2008	$14,361,812	$(132)
41	Long	Treasury Swap 5 Year, September 2008	4,399,813	16,930
30	Short	Treasury Swap 10 Year, September 2008	(3,298,594)	(5,688)
58	Short	U.S. Treasury Note 5 Year, September 2008	(6,412,172)	(88,037)
457	Short	U.S. Treasury Note 10 Year, September 2008	(52,062,299)	(174,724)

	Net Unrealized Depreciation			$(251,651)

Interest Rate Swap Contracts Open at June 30, 2008:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)

Deutsche Bank AG	EUR 4,915	Fixed Rate 5.26%	Floating Rate 5.13 ##%	July 3, 2023	$(11,917)
Deutsche Bank AG	EUR 3,925	Floating Rate 5.13	Fixed Rate 4.934 ##	May 1, 2028	(3,337)
Bank of America, N.A.	$3,047	Fixed Rate 5.55	Floating Rate 0.00 #	February 22, 2018	40,617
Bank of America, N.A.	10,360	Fixed Rate 5.637	Floating Rate 0.00 #	March 7, 2018	168,764
Bank of America, N.A.	2,480	Fixed Rate 4.982	Floating Rate 0.00 #	April 15, 2018	(18,426)
Bank of America, N.A.	3,005	Fixed Rate 5.07	Floating Rate 0.00 #	April 14, 2018	(12,982)
Bank of America, N.A.	30,000	Fixed Rate 4.556	Floating Rate 2.813 #	June 17, 2013	393,600
Bank of America, N.A.	13,315	Floating Rate 0.00	Fixed Rate 6.04 #	March 7, 2023	(247,126)
Bank of America, N.A.	3,845	Floating Rate 0.00	Fixed Rate 5.47 #	April 14, 2023	(10,804)
Bank of America, N.A.	3,806	Floating Rate 0.00	Fixed Rate 5.957 #	February 22, 2023	(62,304)
Bank of America, N.A.	2,980	Floating Rate 0.00	Fixed Rate 5.38 #	April 15, 2023	(1,013)
Citibank N.A. New York	1,375	Fixed Rate 5.44	Floating Rate 2.644 #	May 29, 2017	83,009
Citibank N.A. New York	4,000	Fixed Rate 5.274	Floating Rate 2.92 #	October 25, 2037	185,760
Citibank Capital Market	22,000	Fixed Rate 5.448	Floating Rate 2.734 #	August 9, 2017	1,336,060
Deutsche Bank AG, New York	24,375	Fixed Rate 5.388	Floating Rate 2.638 #	May 25, 2017	1,378,894
JPMorgan Chase N.A. New York	4,075	Fixed Rate 5.448	Floating Rate 2.644 #	May 29, 2017	248,371
JPMorgan Chase N.A. New York	1,300	Floating Rate 2.676	Fixed Rate 4.582 #	December 4, 2017	6,539
JPMorgan Chase N.A. New York	8,300	Floating Rate 2.804	Fixed Rate 3.966 #	March 25, 2018	455,504
JPMorgan Chase N.A. New York	12,700	Floating Rate 2.804	Fixed Rate 3.966 #	March 25, 2018	696,976
Merrill Lynch & Co., Inc.	3,305	Fixed Rate 5.00	Floating Rate 0.00 #	April 15, 2018	(22,507)
Merrill Lynch & Co., Inc.	4,185	Floating Rate 0.00	Fixed Rate 5.395 #	April 15, 2023	(3,139)

Net Unrealized Appreciation					$4,600,538

EUR	— Euro.

#	Floating rate represents USD-3 months LIBOR

##	Floating Rate represents EUR-3 Months EURIBOR.

Credit Default Swap Contracts Open at June 30, 2008

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)

Goldman Sachs International DJ CDX, N.A.	Sell	$1,525	1.40%	December 20, 2012	$(34,819)
Goldman Sachs International DJ CDX, N.A.	Sell	1,600	1.40	December 20, 2012	(38,453)
Goldman Sachs International DJ CDX, N.A.	Sell	3,430	1.40	December 20, 2012	(70,069)
Goldman Sachs International DJ CDX, N.A.	Sell	4,410	1.55	June 20, 2013	(13,207)
Merril Lynch, Inc. DJ CDX, N.A.	Sell	2,775	1.40	December 20, 2012	72,559
J.P. Morgan Chase SLM Corp.	Sell	435	4.95	March 20, 2013	7,942
Merril Lynch, Inc. SLM Corp.	Sell	435	5.00	March 20, 2013	8,731
Credit Suisse ABX He	Buy	430	0.18	July 25, 2045	(30,214)
Lehman Brothers, Inc. ABX He	Buy	430	0.18	July 25, 2045	(34,511)
Goldman Sachs International American Standard Inc.	Buy	280	0.50	March 20, 2013	(74)
Goldman Sachs International American Standard Inc.	Buy	115	0.60	March 20, 2018	462
UBS Securities American Standard Inc.	Buy	855	0.50	March 20, 2013	(225)
UBS Securities American Standard Inc.	Buy	895	0.60	March 20, 2018	3,594
Credit Suisse Arrow Electronics Inc.	Buy	975	1.00	March 20, 2015	(7,219)
Credit Suisse Arrow Electronics Inc.	Buy	235	1.11	March 20, 2013	(3,132)
Lehman Brothers, Inc. Arrow Electronics Inc.	Buy	160	1.04	March 20, 2018	(1,359)

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)

Lehman Brothers, Inc. Arrow Electronics Inc.	Buy	1,020	1.40	March 20, 2013	(26,178)
Goldman Sachs International Avalonbay Communities	Buy	1,490	3.05	March 20, 2013	(86,325)
Bank of America, N.A. Carnival Corp.	Buy	905	1.57	March 20, 2018	(2,573)
Goldman Sachs International Carnival Corp.	Buy	70	1.60	March 20, 2018	(535)
Merril Lynch, Inc. Carnival Corp.	Buy	895	1.50	March 20, 2018	(3,114)
Merril Lynch, Inc. Carnival Corp.	Buy	750	1.57	March 20, 2018	(2,132)
Merril Lynch, Inc. Carnival Corp.	Buy	495	1.60	March 20, 2018	(3,786)
Bank of America Securities LLC Centurytel Inc.	Buy	395	0.88	September 20, 2017	27,611
Goldman Sachs International Chubb Corp.	Buy	1,640	0.10	March 20, 2012	27,911
Goldman Sachs International Coca-Cola Enterprises, Inc.	Buy	1,550	0.587	March 20, 2013	(10,765)
Lehman Brothers, Inc. Coca-Cola Enterprises, Inc.	Buy	695	0.640	March 20, 2013	(6,397)
Goldman Sachs International Dell Inc.	Buy	830	0.22	March 20, 2012	9,155
Merril Lynch, Inc. Disney (Walt) Co.	Buy	1,520	0.77	March 20, 2013	(23,253)
Citigroup, Inc. Eaton Corp.	Buy	405	0.82	March 20, 2018	1,495
Goldman Sachs International Eaton Corp.	Buy	490	0.97	March 20, 2018	(3,756)
Merril Lynch, Inc. Eaton Corp.	Buy	560	0.92	March 20, 2018	(2,173)
Goldman Sachs International Firstenergy Corp.	Buy	1,480	1.25	March 20, 2013	(25,934)
Bank of America, N.A. Goodrich (B.F.) Co.	Buy	640	0.70	March 20, 2013	(5,275)
Bank of America, N.A. Goodrich (B.F.) Co.	Buy	440	0.82	March 20, 2018	(6,835)
Goldman Sachs International Goodrich (B.F.) Co.	Buy	445	0.47	March 20, 2018	5,060
Lehman Brothers, Inc. Goodrich (B.F.) Co.	Buy	515	0.45	March 20, 2018	6,648
Lehman Brothers, Inc. Goodrich (B.F.) Co.	Buy	370	0.46	March 20, 2018	4,492
Goldman Sachs International Hartford Life Inc.	Buy	1,700	0.12	December 20, 2011	51,731

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)

UBS Securities Martin Marietta Materials	Buy	715	1.73	March 20, 2018	(9,464)
UBS Securities Martin Marietta Materials	Buy	720	1.78	March 20, 2013	(8,304)
Bank of America, N.A. Merril Lynch & Co., Inc.	Buy	495	3.25	March 20, 2013	(13,031)
Goldman Sachs International Merril Lynch & Co., Inc.	Buy	295	3.25	March 20, 2013	(7,766)
Lehman Brothers, Inc. Metlife, Inc.	Buy	840	2.15	March 20, 2013	(31,641)
Goldman Sachs International Motorola, Inc.	Buy	540	0.15	December 20, 2011	41,798
Goldman Sachs International Motorola, Inc.	Buy	280	0.157	December 20, 2011	21,612
Bank of America, N.A. Nordstrom, Inc.	Buy	620	1.03	March 20, 2018	7,744
J.P. Morgan Chase Nordstrom, Inc.	Buy	485	1.07	March 20, 2018	4,625
J.P. Morgan Chase Nordstrom, Inc.	Buy	485	1.15	March 20, 2018	1,759
Bank of America, N.A. Pactiv Corp.	Buy	1,000	1.375	March 20, 2013	(12,044)
Credit Suisse Pactiv Corp.	Buy	1,000	1.35	March 20, 2013	(10,992)
Deutsche Securities Inc. Pactiv Corp.	Buy	350	1.34	March 20, 2013	(3,700)
J.P. Morgan Chase Pepsi Bottling Group, Inc.	Buy	400	0.58	March 20, 2013	(2,304)
J.P. Morgan Chase Pepsi Bottling Group, Inc.	Buy	530	0.63	March 20, 2013	(4,192)
Citigroup, Inc. Pitney Bowes Inc.	Buy	1,010	0.48	March 20, 2013	9,629
Goldman Sachs International Prologis	Buy	855	2.97	June 20, 2013	(23,372)
Goldman Sachs International Prologis	Buy	655	3.33	March 20, 2013	(26,919)
Bank of America, N.A. Sealed Air Corp.	Buy	550	1.08	March 20, 2018	25,320
Bank of America, N.A. Sealed Air Corp.	Buy	420	1.12	March 20, 2018	18,141
Goldman Sachs International Sealed Air Corp.	Buy	315	1.08	March 20, 2018	14,501
Goldman Sachs International Sealed Air Corp.	Buy	265	1.24	March 20, 2018	9,185
Bank of America, N.A. Textron Financial Corp.	Buy	485	0.80	March 20, 2018	15,121
Goldman Sachs International Textron Financial Corp.	Buy	845	1.05	March 20, 2013	6,073

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)

UBS Securities Textron Financial Corp.	Buy	420	1.00	March 20, 2013	4,045
UBS Securities Textron Financial Corp.	Buy	350	1.01	March 20, 2013	3,372
UBS Securities Textron Financial Corp.	Buy	830	1.06	March 20, 2013	(9,274)
Bank of America, N.A. Toll Brothers, Inc.	Buy	385	2.25	March 20, 2018	7,452
Bank of America, N.A. Toll Brothers, Inc.	Buy	770	2.90	March 20, 2013	1,156
Citigroup, Inc. Tyco Electronics Ltd.	Buy	323	0.43	March 20, 2012	3,487
Citigroup, Inc. Tyco Electronics Ltd.	Buy	167	0.43	March 20, 2012	1,797
Goldman Sachs International Union Pacific Corp.	Buy	850	0.20	December 20, 2011	11,140
Deutsche Securities Inc. Washington Mutual	Buy	800	5.00	June 20, 2013	29,742
Goldman Sachs International Washington Mutual	Buy	785	6.48	March 20, 2013	(7,395)
Bank of America, N.A. Yum Brands, Inc.	Buy	70	1.18	March 20, 2013	(505)
Bank of America, N.A. Yum Brands, Inc.	Buy	690	1.25	March 20, 2013	(7,012)

Net Unrealized Depreciation					$(155,138)

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Income Securities Inc.
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008

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